Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Income tax
Schedule of Income tax

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Current tax:
Current tax charge for the year	25	17	31
Adjustments in respect of prior years	(1)	(5)	(28)
Total current tax charge	24	12	3
Deferred tax:
Deferred tax (credit) for the year	(27)	(2)	(27)
Adjustments in respect of prior years	(4)	3	3
Total deferred tax (credit)/charge	(31)	1	(24)
Income tax (credit)/charge	(7)	13	(21)

Schedule of Reconciliation of income tax charge and the profit/(loss) before tax

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Profit/(loss) before tax	4	10	(71)
Profit/(loss) before tax multiplied by the standard rate of Luxembourg corporation tax: 23.87% (2024 and 2023: 24.94%)	1	2	(18)
Tax losses for which no deferred income tax asset was recognized	2	14	25
Re-measurement of deferred taxes	3	—	—
Adjustment in respect of prior years	(5)	(2)	(25)
Income subject to state and other local income taxes	1	5	6
Income taxed at rates other than standard tax rates	(9)	(10)	(13)
Non-deductible and other items	—	4	4
Income tax (credit)/charge	(7)	13	(21)